Acquisitions - Consideration exchanged and the fair value of assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	Nov. 26, 2021	Jul. 01, 2021	Apr. 12, 2021	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Purchase price:
Purchase price (51%)			$ 31,000
Fair value of assets and liabilities acquired:
Right-of-use assets				$ 79,442
Cash and cash equivalents				129,410		$ 65,663	$ 139,170
Current assets				632,492		118,448
Assumed time charter liabilities				(74,100)
Current liabilities				(319,307)		$ (239,685)
Gemini Shipholdings Corporation
Asset Acquisition [Line Items]
Percentage of voting interest acquired		51.00%			49.00%
Purchase price:
Purchase price (51%)		$ 86,700
Fair value of previously held interest (49%)		83,300
Total purchase price		170,000
Fair value of assets and liabilities acquired:
Vessels		154,500
Right-of-use assets		82,500
Cash and cash equivalents		14,388
Current assets		2,534
Assumed time charter liabilities		(36,001)		$ (20,661)
Long-term debt		(23,125)
Obligations under finance lease		(21,880)
Current liabilities		(2,916)
Assets, Net, Total		$ 170,000
Danaos Management Support Pte. Limited
Asset Acquisition [Line Items]
Percentage of voting interest acquired	100.00%
Purchase price:
Purchase price (51%)	$ 2,100
Total purchase price	2,136
Fair value of assets and liabilities acquired:
Cash and cash equivalents	1,834
Current assets	829
Current liabilities	(527)
Assets, Net, Total	$ 2,136